Expense Example - Beacon Tactical Alternatives Risk ETF - Beacon Tactical Alternatives Risk ETF	Aug. 19, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 158
Expense Example, with Redemption, 3 Years	$ 555